Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment

A summary of premises and equipment as of December 31 follows:

(dollars in thousands)	2017	2016
Land	$2,956	$2,956
Building and improvements	2,467	2,467
Furniture, fixtures, and equipment	3,222	2,950
Leasehold improvements	2,872	2,865

	11,517	11,238
Less accumulated depreciation and amortization	(5,359)	(4,673)
Construction in progress	425	20

	$6,583	$6,585